Shareholder Report, Line Graph (Details) 190696_Baird Strategic Municipal Bond Fund_Institutional Class Shares_TSR Annual {Institutional Class Shares} - USD ($)								12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 15, 2019	Dec. 31, 2025
Institutional Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name								Institutional Class Shares | BSNIX
Accumulated Value	$ 11,663	$ 11,306	$ 10,588	$ 11,182	$ 10,935	$ 10,088	$ 10,000	$ 12,267
Bloomberg Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Index
Accumulated Value	10,593	10,482	9,852	10,770	10,609	10,084	10,000	$ 11,043
Bloomberg 1-10 Year Municipal Blend Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg 1-10 Year Municipal Blend Index
Accumulated Value	$ 10,594	$ 10,498	$ 10,036	$ 10,547	$ 10,490	$ 10,065	$ 10,000	$ 11,138